SUPPLEMENT DATED JANUARY 14, 2022
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2021

1.)            Pages 333 to 407 of the Prospectus are revised to add the following funds to the Appendix: Portfolio Companies Available Under the Contract:

Fund Identifier	Asset Class	Fund Name	Share Class	Investment Advisor	Date of the Fund Add
	Mid Cap Equity	AMG Times Square Mid Cap Growth	Z	AMG Funds, LLC	1/28/2022
	Small Cap Equity	American Century Small Cap Growth	R6	American Century Investment Management, Inc.	1/28/2022

2.)            The following funds on pages 333 to 407 of the Prospectus Appendix: Portfolio Companies Available Under the Contract have been liquidated:

Fund Identifer	Asset Class	Fund Name	Share Class	Investment Advisor	Date of the Liquidation
06-FTK	Small Cap Equity	BMO Small-Cap Value	R6	BMO Funds	1/19/2022
06-FPJ	Balanced	BMO Conservative Allocation	R3	BMO Funds	1/19/2022
06-FNY	Balanced	BMO Moderate Allocation	Y	BMO Funds	1/19/2022
06-FPM	Balanced	BMO Moderate Allocation	R3	BMO Funds	1/19/2022
06-FNV	Balanced	BMO Balanced Allocation	Y	BMO Funds	1/19/2022
06-FPH	Balanced	BMO Balanced Allocation	R3	BMO Funds	1/19/2022
06-FNX	Balanced	BMO Growth Allocation	Y	BMO Funds	1/19/2022
06-FPK	Balanced	BMO Growth Allocation	R3	BMO Funds	1/19/2022
06-FPG	Balanced	BMO Aggressive Allocation	R3	BMO Funds	1/19/2022

For additional information about the fund, please refer to the funds' prospectus and statement of additional information.

3.) The following funds on pages 333 to 407 of the Prospectus Appendix: Portfolio Companies Available Under the Contract have been mergered to another fund:

Fund Identifier	Asset Class	Fund name	Share Class	Merged	NEW Share Class	Investment Advisor	Date
06-33F	Large Cap Equity	BMO Lgcap Growth	R6	Columbia Integrated Large Cap Growth	Inst 3	BMO Funds	1/19/2022
06-33H	Large Cap Equity	BMO Lgcap Growth	Y	Columbia Integrated Large Cap Growth	A	BMO Funds	1/19/2022
06-FRG	Mid Cap Equity	BMO Mid Cap Growth	A	Columbia Mid Cap Growth	A	BMO Funds	1/19/2022
06-FRF	Mid Cap Equity	BMO Mid Cap Value	A	Columbia Sel Mid Cap Value	A	BMO Funds	1/19/2022
06-FTJ	Mid Cap Equity	BMO Mid-Cap Value	R6	Columbia Select Mid Cap Value	Inst 3	BMO Funds	1/19/2022
06-FRH	Small Cap Equity	BMO Small Cap Growth	A	Columbia Integrated Small Cap Growth	A	BMO Funds	1/19/2022
06-956	Small Cap Equity	BMO Smcap Value	A	Columbia Small Cap Value II	A	BMO Funds	1/19/2022
06-FNW	Balanced	BMO Conservative Allocation	Y	Columbia Capital Allocation Conservative	A	BMO Funds	1/19/2022
06-FNK	Balanced	BMO Conservative Allocation	R6	Columbia Capital Allocation Conservative	Inst 3	BMO Funds	1/19/2022
06-FNN	Balanced	BMO Moderate Allocation	R6	Columbia Capital Allocation Moderate	Inst 3	BMO Funds	1/19/2022
06-FNJ	Balanced	Bmo Balanced Allocation	R6	Columbia Capital Alloc Mod Aggressive	Inst 3	BMO Funds	1/19/2022
06-FNM	Balanced	Bmo Growth Allocation	R6	Columbia Capital Allocation Aggressive	Inst 3	BMO Funds	1/19/2022
06-FNT	Balanced	Bmo Aggressive Allocation	Y	Columbia Capital Allocation Aggressive	A	BMO Funds	1/19/2022
06-FNH	Balanced	Bmo Aggressive Allocation	R6	Columbia Capital Allocation Aggressive	Inst 3	BMO Funds	1/19/2022

For additional information about the fund, please refer to the funds' prospectus and statement of additional information.

This supplement should be retained with the Prospectus for future reference.